Selling and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Selling and Administrative Expenses
36.	Selling and Administrative Expenses

(1)	Selling and administrative expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022
		In millions of won
Salaries	￦	1,095,183	1,121,188	1,142,360
Retirement benefit expense		103,967	113,127	109,758
Welfare and benefit expense		155,071	155,558	155,781
Insurance expense		10,178	17,909	20,835
Depreciation		218,103	219,427	244,676
Amortization of intangible assets		87,086	91,428	85,661
Bad debt expense		20,648	17,968	23,634
Commission		368,275	410,287	420,390
Advertising expense		29,559	29,230	33,739
Training expense		5,196	4,923	7,327
Vehicle maintenance expense		9,435	8,849	10,749
Publishing expense		3,677	3,568	3,732
Business promotion expense		3,614	3,522	3,198
Rent expense		36,337	43,650	47,680
Telecommunication expense		8,686	8,569	7,945
Transportation expense		1,007	870	1,012
Taxes and dues		62,828	93,446	122,177
Expendable supplies expense		8,029	9,052	9,617
Water, light and heating expense		11,749	12,351	17,950
Repairs and maintenance expense		79,185	123,134	152,449
Ordinary development expense		197,436	213,936	213,932
Travel expense		10,793	11,099	16,062
Clothing expense		14,834	10,540	13,044
Survey and analysis expense		826	889	1,126
Membership fee		1,274	1,331	1,469
Others		135,467	149,945	143,119

	￦	2,678,443	2,875,796	3,009,422

(2)	Details of “others” included in selling and administrative expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022
		In millions of won
Accommodation development expenses	￦	30,889	57,815	56,038
Miscellaneous wages		45,887	47,221	31,910
Litigation and filing expenses		19,341	16,383	14,876
Compensation for damages		8,374	3,303	3,116
Outsourcing expenses		3,610	3,799	3,635
Reward expenses		3,228	3,006	2,740
Overseas market development expenses		1,218	1,192	1,376
Others		22,920	17,226	29,428

	￦	135,467	149,945	143,119